Deferred Revenues (Tables)	12 Months Ended
Dec. 31, 2025
Deferred income including contract liabilities [abstract]
Deferred Revenues
Changes in deferred revenues for the years ended December 31, 2024 and 2025 are as follows which are included in current and non-current non-financial liabilities in the consolidated statements of financial position:

		2024	2025

		In millions of won
Beginning balance	￦	11,548,855	13,652,565
Increase		2,924,341	1,308,338
Recognized as revenue		(820,631)	(861,760)

Ending balance	￦	13,652,565	14,099,143